John Hancock Declaration Trust
                 Supplement to the Prospectus dated May 1, 1999


John Hancock V.A. Bond Fund

For the John Hancock V.A. Bond Fund, the "Portfolio Managers" section has been changed as follows:

         PORTFOLIO MANAGERS

         James K. Ho, CFA

         Executive vice president of adviser
         Joined team in 1995
         Joined adviser in 1985
         Began career in 1977


         Anthony A. Goodchild

         Senior vice president of adviser
         Joined team in 1998
         Joined adviser in 1994
         Began career in 1968


         Benjamin Matthews

         Vice president of adviser
         Joined team in 1995
         Joined adviser in 1995
         Began career in 1970


         Triet Nguyen

         Vice president of adviser
         Joined team in 1998
         Joined adviser in 1998
         Began career in 1980


7/1/99